Income Taxes - Summary of Balances of Recoverable Taxes (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Recoverable taxes:
IMPAC	$ 24,338	$ 39,186	$ 57,759
ISR	479,032	98,742	40,492
IVA	350,536	35,508	28,729
Business flat tax (IETU)	1,929	1,929	3,399
Withholding taxes	200,393	43,130	22,362
Corporation taxes	15,329	71,599	66,338
Other	1,298	1,481	1,065
Total	$ 1,072,855	$ 291,575	$ 220,144